Investment Objectives and Goals - Anfield Universal Fixed Income ETF	Nov. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – ANFIELD UNIVERSAL FIXED INCOME ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Anfield Universal Fixed Income ETF (the “Fund”) seeks current income.